Loans and Related Allowance for Credit Losses (Troubled Debt Restructurings on Financing Receivables) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 402
Financing Receivable, Modifications, Post-Modification Recorded Investment	430
Financing Receivable, Modifications, Recorded Investment	$ 376
Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan		8
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 766
Financing Receivable, Modifications, Post-Modification Recorded Investment		801
Financing Receivable, Modifications, Recorded Investment		$ 767
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	1	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 148	$ 148
Financing Receivable, Modifications, Post-Modification Recorded Investment	148	148
Financing Receivable, Modifications, Recorded Investment	$ 142	$ 145
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	6	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 254	$ 254
Financing Receivable, Modifications, Post-Modification Recorded Investment	282	282
Financing Receivable, Modifications, Recorded Investment	$ 234	$ 256
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 364
Financing Receivable, Modifications, Post-Modification Recorded Investment		371
Financing Receivable, Modifications, Recorded Investment		$ 366
Restructured Loan [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan		3
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 92
Financing Receivable, Modifications, Post-Modification Recorded Investment		92
Financing Receivable, Modifications, Recorded Investment		$ 87
Restructured Loan [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Troubled Debt Restructuring, Year to Date [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan		3
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 92
Financing Receivable, Modifications, Post-Modification Recorded Investment		92
Financing Receivable, Modifications, Recorded Investment		$ 87